Cost of Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue from Contracts with Customers [Abstract]
Depreciation of property, plant and equipment and amortization of intangible assets	$ 1,168	$ 1,424	$ 1,321
Inventory changes, materials costs and other	1,650	1,469	1,742
Staff costs, maintenance costs and utilities	2,283	2,206	2,228
Total cost of revenues	5,101	5,099	5,291
Staff, maintenance, and utility costs	$ 61	$ 58	$ 48